Label	Element	Value
American Funds Tax-Advantaged Income Portfolio SM
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0001537151_SupplementTextBlock
American Funds Portfolio SeriesSM Prospectus Supplement August 14, 2017 (for prospectus dated April 7, 2017, as supplemented to date)

Risk/Return [Heading]	rr_RiskReturnHeading	American Funds Tax-Advantaged Income Portfolio SM
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
1.	The first footnote in the “Shareholder fees” table in the “Fees and expenses of the fund” section of the prospectus for each series fund of the series is amended in its entirety to read as follows:

A contingent deferred sales charge of 1.00% applies on certain redemptions made within 18 months following purchases of $1 million or more made without an initial sales charge. Contingent deferred sales charge is calculated based on the lesser of the offering price and market value of shares being sold.

Keep this supplement with your prospectus.

Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	A contingent deferred sales charge of 1.00% applies on certain redemptions made within 18 months following purchases of $1 million or more made without an initial sales charge. Contingent deferred sales charge is calculated based on the lesser of the offering price and market value of shares being sold.